NET INVESTMENT IN LEASES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Lessor, Lease, Description [Line Items]
Interest income	$ 4,990,000	$ 1,177,000	$ 8,474,000	$ 7,959,000
Termination period			3 years
Renewal term	5 years		5 years
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
2019	$ 4,600,000		$ 4,600,000
2020	18,300,000		18,300,000
2021	18,250,000		18,250,000
2022	18,250,000		18,250,000
2023 and thereafter	207,600,000		207,600,000
Total minimum lease receivable	267,000,000		267,000,000
Unguaranteed residual value	16,000,000		16,000,000
Gross investment in sales-type lease	283,000,000		283,000,000
Less: unearned interest income	(168,309,000)		(168,309,000)
Net investment in leased vessel	114,691,000		114,691,000
Less: current portion of Net investment in leased vessel	(2,229,000)		(2,229,000)
Non-current portion of Net investment in leased vessel	112,462,000		112,462,000
Leased Vessel
Lessor, Lease, Description [Line Items]
Amount invoiced under sales-type finance lease	4,100,000		5,400,000
Interest income		$ 0
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Net investment in leased vessel	$ 114,700,000		$ 114,700,000